Segment information (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Operating Segment information [Abstract]
Disclosure of entity's operating segments [text block]
The revenue and operating resu
lts by segments were as follows:

For the year ended June 30, 2016

	K-12 educational services	Management services	Others	Unallocated*	Consolidated
	RMB	RMB	RMB	RMB	RMB
Segment revenue	654,060	—	—	—	654,060
Consolidated revenue	654,060	—	—	—	654,060

Segment profit/(loss) before tax	112,944	—	—	(13,512)	99,432
Consolidated profit (loss) before tax	112,944	—	—	(13,512)	99,432
Interest income	4,900			6	4,906
Depreciation and amortization	65,986	—	—	—	65,986

For the year ended June 30, 2017

	K-12 educational services	Management services	Others	Unallocated*	Consolidated
	RMB	RMB	RMB	RMB	RMB
Segment revenue	853,295	—	—	—	853,295
Consolidated revenue	853,295	—	—	—	853,295

Segment profit before tax	165,353	—	—	2,390	167,743
Consolidated profit before tax	165,353	—	—	2,390	167,743
Interest income	5,980			729	6,709
Depreciation and amortization	111,147	—	—	—	111,147

For the year ended June 30, 2018

	K-12 educational services	Management services	Others	Unallocated*	Consolidated
	RMB	RMB	RMB	RMB	RMB
Segment revenue	1,093,933	117,057	71,332	—	1,282,322
Elimination of inter-segment transactions	—	(98,036)	(14,938)	—	(112,974)
Consolidated revenue	1,093,933	19,021	56,394	—	1,169,348

Segment profit/(loss) before tax	209,407	67,180	29,977	(9,374)	297,190
Elimination of inter-segment transactions	112,974	(98,036)	(14,938)	—	—
Consolidated profit/(loss) before tax	322,381	(30,856)	15,039	(9,374)	297,190
Interest income	7,059	24	270	4,362	11,715
Depreciation and amortization	104,225	29	9,320	—	113,574

*Unallocated expenses are primarily related to corporate administrative costs and other miscellaneous items that are not allocated to individual segments.